S000077112 [Member] Investment Strategy - iShares Environmentally Aware Real Estate ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the FTSE EPRA Nareit Developed Green Target Index (the “Underlying Index”), which was developed by FTSE International Limited (the “Index Provider” or “FTSE”). The Underlying Index is composed of securities selected from the FTSE EPRA Nareit Developed Index (the “Parent Index”). The Parent Index is composed of real estate investment trusts (“REITs”) and real estate holding and development companies from developed market countries or regions. The Underlying Index reweights constituents of the Parent Index to target, in aggregate, a minimum level of green certification; an increase in green certification and a reduction in energy usage, both relative to the Parent Index; and a level of carbon emission intensity that is no worse than that of the Parent Index, subject to certain constraints. The Parent Index may include large-, mid- and small-capitalization constituents.
Green certification is defined as the percentage of building area owned by an issuer that has a LEED or BREEAM certification, as confirmed by a third-party data provider.
Energy usage is defined as the estimated energy usage, measured in kilowatt hours per square foot, of net leasable area owned by an issuer. A third-party data provider estimates energy usage based on factors including building location and size, primary property type, year built and time period of estimation.
The carbon emission intensity metric is calculated based on total carbon emissions, measured in metric tons of carbon dioxide-equivalent, for the buildings owned by the issuer. A third-party data provider estimates Scope 1, 2 and 3 emissions, which include both landlord and tenant emissions, for each building based on the types of energy used by similar types of buildings in the geographic area. Scope 1 emissions are direct greenhouse gas (“GHG”) emissions from fuels that are used by a building on-site. Scope 2 emissions are emissions from fuels that are burned off-site to deliver energy to a building, mainly emissions from electricity use. Scope 3 emissions are other emissions that an issuer generates indirectly, such as emissions from tenants, transportation, waste generation and disposal, supply chain, and purchased products. The emissions are then scaled by the issuer’s enterprise value including cash (i.e., the sum of market capitalization at fiscal year-end, preferred stock, minority interests, total debt, and cash and cash equivalents).
The Index Provider begins with the Parent Index and excludes the securities of issuers that it identifies as being involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, and companies involved in thermal coal mining, thermal coal-based power generation or the extraction of oil sands. Certain exclusions (e.g., controversial weapons or manufacturing tobacco products) are categorical, and others are based on percentage of revenue or ownership thresholds. Additionally, the Index Provider excludes companies that it determines are involved in controversies related to the ten United Nations Global Compact (“UNGC”) principles, which are classified into four categories: human rights, labor, environment and anti-corruption.
The Index Provider then weights the remaining securities to target, in aggregate across the Underlying Index, (i) a minimum of 10% green certification; (ii) a 30% increase in green certification relative to the Parent Index; (iii) a 10% reduction in energy usage relative to the Parent Index; and (iv) a level of carbon emission intensity that is no worse than that of the Parent Index. The Underlying Index must have a beta (a measure of volatility relative to the overall market) between 0.7 and 1.3 relative to the Parent Index, using daily returns over the past two years. In addition, the Underlying Index's country and sector exposure must be within 2% of the Parent Index weight. The minimum weight for an individual constituent is 0.005% of the Underlying Index, and the maximum weight is the lesser of 10% of the Underlying Index or 10 times the constituent’s weight in the Parent Index. At each index review, the sector and country constraints and the green certification and energy usage targets may be relaxed if it is infeasible to achieve all constraints and targets.
The Underlying Index is reviewed and reconstituted annually in September, with the business involvement and UNGC controversy screens applied quarterly.
As of April 30, 2026, the Underlying Index was composed of 343 securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. As of April 30, 2026, a significant portion of the Underlying Index included companies offering various real estate services, real estate operating companies and REITs. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by FTSE, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.